Indebtedness - Summary of Interest and Future Maturities (Details) (Allied Integral United Inc) (10K) - USD ($)	Apr. 03, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total obligations	$ 468,000
Allied Integral United Inc [Member]
2021		$ 748,956	5,730,974
2022		985,122	824,085
2023		408,209	1,154,513
2024		331,004	289,929
2025			308,651
Thereafter			7,355,255
Total obligations		15,406,696	15,663,406
Allied Integral United Inc [Member] | Discontinued Operations [Member]
2021		184,366	1,623,375
2022		499,185	656,800
2023		214,760	674,008
2024		231,519	95,600
2025			99,638
Thereafter			3,306,156
Total obligations		6,619,149	6,455,576
Allied Integral United Inc [Member] | Continuing Operations [Member]
2021		564,590	4,107,599
2022		485,937	167,286
2023		193,449	480,505
2024		99,485	194,329
2025			209,013
Thereafter			4,049,099
Total obligations		$ 8,787,547	$ 9,207,830